Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3 (Detail) - Mar. 31, 2014 - Fair Value, Measurements, Nonrecurring - Equity Method Investments - Discounted Cash Flow Method - JPY (¥)
¥ in Millions
Total
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average cost of capital, input value	12.60%
Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	¥ 44,826
Weighted average cost of capital, input value	12.60%